Annual Total Returns- Vanguard California Long-Term Tax-Exempt Fund (Retail) [BarChart] - Retail - Vanguard California Long-Term Tax-Exempt Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.49%	8.92%	(2.54%)	11.80%	4.36%	0.06%	6.81%	0.67%	8.56%	5.51%